COMMITMENTS AND CONTINGENCIES (Summary of Consolidated statements of operations expense) (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Professional fees	$ 181,052	$ 111,847	$ 637,252	$ 246,584	$ 643,913	$ 645,503
Fair value of warrants issued to consultant					612,512
Consultant [Member]
Professional fees					15,000
Shares of common stock issued to consultant					62,781
Fair value of warrants issued to consultant					319,419
Total contract expenses					$ 397,200